Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Summary of Changes in Investment Properties

Changes in investment properties account for the years ended December 31, 2022 and 2021 are as follows:

	Land	Land Improvements	Building	Total
	(in million pesos)
December 31, 2022
Balances at beginning and end of the year	771	3	155	929
Net gains from fair value adjustments charged to profit or loss	96	(1)	2	97
Transfers from (to) property and equipment	2	—	(2)	—
Disposals during the period	(11)	—	—	(11)
Balances at end of the year	858	2	155	1,015

December 31, 2021
Balances at beginning of the year	728	4	163	895
Net gains (losses) from fair value adjustments charged to profit or loss	43	(1)	(8)	34
Balances at end of the year	771	3	155	929